Revent Developments	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Announcements made after June 30, 2011:

On July 22, 2011, AngloGold Ashanti announced that it had entered into an agreement to acquire 47,065,916 shares (or approximately 19.79 percent) in First Uranium Corporation (“First Uranium”), a Canadian incorporated company, from Village Main Reef Limited (“Village”), a South African incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing aggregate consideration of approximately $30 million.  In addition, Village has granted to AngloGold Ashanti, lock-up rights and rights of first refusal for its remaining approximate 5.7 percent stake in First Uranium and its holding of approximately R392.8 million convertible bonds issued by First Uranium.